UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 50.5%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 4.6%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	20,000	$262,454
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	86,800	1,153,094
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	404,706
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	137,096
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	74,242
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	172,768

Total Bangladesh			$2,204,360

Bosnia and Herzegovina — 0.0%(1)
Republic of Srpska, 1.50%, 6/9/25	BAM	46	$21,594

Total Bosnia and Herzegovina			$21,594

Brazil — 5.4%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	1,952	$588,315
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	4,000	1,167,159
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	2,826	799,907

Total Brazil			$2,555,381

Czech Republic — 7.9%
Czech Republic Government Bond, 0.00%, 11/9/17(2)	CZK	91,100	$3,779,307

Total Czech Republic			$3,779,307

Dominican Republic — 9.5%
Dominican Republic, 10.40%, 5/10/19(2)	DOP	61,200	$1,356,031
Dominican Republic, 13.50%, 8/4/17(2)	DOP	1,500	33,881
Dominican Republic, 14.00%, 6/8/18(2)	DOP	39,000	912,955
Dominican Republic, 16.00%, 2/10/17(2)	DOP	98,200	2,205,663

Total Dominican Republic			$4,508,530

Georgia — 2.2%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	180	$78,776
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	730	336,527
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	644,351

Total Georgia			$1,059,654

Iceland — 7.5%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$977,545
Republic of Iceland, 7.25%, 10/26/22	ISK	234,038	1,378,997
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,198,296

Total Iceland			$3,554,838

Lebanon — 0.3%
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	181,670	$120,555

Total Lebanon			$120,555

Malaysia — 3.9%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	7,530	$1,858,301

Total Malaysia			$1,858,301

Security	Principal Amount (000’s omitted)		Value
Serbia — 4.6%
Serbia Treasury Bond, 8.00%, 1/12/17	RSD	238,000	$2,204,530

Total Serbia			$2,204,530

Vietnam — 4.6%
Vietnam Government Bond, 7.20%, 1/15/17	VND	10,000,000	$454,801
Vietnam Government Bond, 7.60%, 10/31/16	VND	16,000,000	723,562
Vietnam Government Bond, 9.50%, 6/15/17	VND	21,797,000	1,019,588

Total Vietnam			$2,197,951

Total Foreign Government Bonds (identified cost $24,224,680)			$24,065,001

Currency Options Purchased — 0.0%(1)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call MXN/Put USD	Deutsche Bank AG	USD 918	MXN 18.33	1/11/17	$17,544
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR 834	SEK 9.30	10/17/16	2,508

Total Currency Options Purchased (identified cost $68,879)					$20,052

Short-Term Investments — 45.1%

Foreign Government Securities — 18.4%

Security	Principal Amount (000’s omitted)		Value
Georgia — 3.0%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	1,938	$821,651
Georgia Treasury Bill, 0.00%, 1/26/17	GEL	1,389	570,223
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	81	32,431

Total Georgia			$1,424,305

Iceland — 0.8%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	16,409	$90,415
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	52,354	288,191

Total Iceland			$378,606

Kazakhstan — 1.9%
National Bank of Kazakhstan Note, 0.00%, 8/10/16	KZT	316,420	$893,800

Total Kazakhstan			$893,800

Lebanon — 1.5%
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	390,620	$257,618
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	721,180	466,176

Total Lebanon			$723,794

Security	Principal Amount (000’s omitted)		Value
Mexico — 3.7%
Mexico Cetes, 0.00%, 2/2/17	MXN	33,293	$1,734,674

Total Mexico			$1,734,674

Sri Lanka — 7.5%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	169,500	$1,089,903
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	203,540	1,306,293
Sri Lanka Treasury Bill, 0.00%, 5/5/17	LKR	186,370	1,189,242

Total Sri Lanka			$3,585,438

Total Foreign Government Securities (identified cost $8,869,457)			$8,740,617

U.S. Treasury Obligations — 22.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/18/16		$200	$199,983
U.S. Treasury Bill, 0.00%, 9/22/16(3)		10,300	10,296,673

Total U.S. Treasury Obligations (identified cost $10,493,462)			$10,496,656

Other — 4.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(4)		$2,254	$2,254,268

Total Other (identified cost $2,254,268)			$2,254,268

Total Short-Term Investments (identified cost $21,617,187)			$21,491,541

Total Investments— 95.6% (identified cost $45,910,746)			$45,576,594

Currency Options Written — (0.0)%(1)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call MXN/Put USD	Deutsche Bank AG	USD 918	MXN 18.33	1/11/17	$(17,544)
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	EUR 834	SEK 9.30	10/17/16	(2,508)

Total Currency Options Written (premium received $61,220)					$(20,052)

Other Assets, Less Liabilities — 4.4%					$2,131,559

Net Assets — 100.0%					$47,688,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $8,287,837 or 17.4% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $9,336.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	2,175,000	USD	602,824	BNP Paribas	8/2/16	$67,976	$—
BRL	961,000	USD	296,697	BNP Paribas	8/2/16	—	(311)
BRL	1,214,000	USD	374,807	BNP Paribas	8/2/16	—	(393)
USD	671,504	BRL	2,175,000	BNP Paribas	8/2/16	704	—
USD	370,325	BRL	1,214,000	BNP Paribas	8/2/16	—	(4,089)
USD	289,528	BRL	961,000	BNP Paribas	8/2/16	—	(6,858)
PLN	2,000,000	EUR	450,133	Deutsche Bank AG	8/4/16	9,914	—
PLN	9,208,865	EUR	2,080,437	Morgan Stanley & Co. International PLC	8/4/16	36,892	—
KES	50,500,000	USD	491,963	Citibank, N.A.	8/5/16	5,806	—
ARS	12,600,000	USD	828,947	Citibank, N.A.	8/9/16	6,748	—
INR	229,969,000	USD	3,407,635	BNP Paribas	8/9/16	25,160	—
INR	79,030,000	USD	1,171,153	Standard Chartered Bank	8/9/16	8,544	—
MNT	1,956,000,000	USD	945,456	ICBC Standard Bank plc	8/11/16	—	(3,223)
RUB	227,800,000	USD	3,424,534	Citibank, N.A.	8/12/16	18,651	—
CLP	1,934,821,296	USD	2,825,382	BNP Paribas	8/16/16	125,943	—
IDR	8,803,255,000	USD	652,286	BNP Paribas	8/16/16	18,638	—
IDR	8,469,674,000	USD	627,430	Standard Chartered Bank	8/16/16	18,072	—
MXN	9,173,979	USD	481,089	BNP Paribas	8/19/16	7,317	—
MXN	26,960,000	USD	1,455,621	Deutsche Bank AG	8/19/16	—	(20,320)
PHP	114,679,000	USD	2,430,538	Bank of America, N.A.	8/22/16	4,373	—
RUB	64,097,358	USD	963,580	Citibank, N.A.	8/23/16	2,522	—
MXN	3,270,000	USD	176,325	BNP Paribas	8/24/16	—	(2,327)
USD	2,534,380	EUR	2,229,108	BNP Paribas	8/31/16	39,485	—
RSD	224,140,000	EUR	1,756,996	Citibank, N.A.	9/2/16	60,610	—
IDR	6,895,310,000	USD	505,818	BNP Paribas	9/7/16	18,202	—
IDR	5,171,355,000	USD	379,363	Deutsche Bank AG	9/7/16	13,642	—
IDR	3,793,634,000	USD	275,100	Deutsche Bank AG	9/7/16	13,203	—
IDR	1,743,810,000	USD	126,455	Deutsche Bank AG	9/7/16	6,069	—
IDR	1,741,280,000	USD	126,455	Standard Chartered Bank	9/7/16	5,877	—
SEK	3,656,000	EUR	386,249	Standard Chartered Bank	9/7/16	—	(4,446)
SEK	36,121,869	EUR	3,821,408	Standard Chartered Bank	9/7/16	—	(49,762)
USD	300,656	EUR	265,668	Deutsche Bank AG	9/7/16	3,219	—
IDR	2,813,420,842	USD	208,055	BNP Paribas	9/8/16	5,723	—
IDR	2,813,420,000	USD	208,672	Deutsche Bank AG	9/8/16	5,106	—
IDR	2,566,392,158	USD	189,682	Standard Chartered Bank	9/8/16	5,326	—
NOK	27,650,000	EUR	2,934,239	Standard Chartered Bank	9/20/16	—	(9,652)
HKD	18,269,000	USD	2,356,743	Bank of America, N.A.	9/22/16	—	(527)
USD	2,356,834	HKD	18,269,000	Bank of America, N.A.	9/22/16	618	—
KES	47,900,000	USD	460,577	ICBC Standard Bank plc	9/26/16	7,574	—
USD	4,710,664	EUR	4,124,473	Standard Chartered Bank	9/28/16	88,454	—
GBP	730,000	USD	981,101	Morgan Stanley & Co. International PLC	10/3/16	—	(13,939)
NZD	1,430,000	USD	1,014,327	Standard Chartered Bank	10/3/16	15,559	—
BRL	1,214,000	USD	363,266	BNP Paribas	10/4/16	3,734	—
BRL	1,952,000	USD	530,795	Standard Chartered Bank	10/5/16	59,128	—
USD	440,533	BRL	1,952,000	Standard Chartered Bank	10/5/16	—	(149,391)
IDR	6,359,986,000	USD	479,999	Deutsche Bank AG	10/13/16	677	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	23,451,000	EUR	186,119	Citibank, N.A.	10/13/16	$2,840	$—
RSD	14,032,000	EUR	111,206	Citibank, N.A.	10/13/16	1,878	—
MYR	1,667,000	USD	411,808	BNP Paribas	10/14/16	921	—
IDR	8,885,857,000	USD	671,492	Bank of America, N.A.	10/18/16	—	(444)
USD	18,516	EUR	16,644	Standard Chartered Bank	11/2/16	—	(165)
ARS	33,835,000	USD	1,890,223	Citibank, N.A.	11/16/16	225,749	—
BRL	4,000,000	USD	1,060,727	Standard Chartered Bank	1/5/17	115,224	—
USD	879,894	BRL	4,000,000	Standard Chartered Bank	1/5/17	—	(296,056)
USD	904,497	EUR	785,392	Standard Chartered Bank	1/9/17	20,232	—
USD	936,453	EUR	852,119	Standard Chartered Bank	1/9/17	—	(22,939)
USD	1,902,731	EUR	1,749,477	Standard Chartered Bank	1/9/17	—	(66,987)
EUR	88,067	RON	400,000	BNP Paribas	1/30/17	—	(1,584)
RON	10,173,000	EUR	2,260,164	BNP Paribas	1/30/17	17,301	—
RON	1,020,000	EUR	226,390	BNP Paribas	2/3/17	1,964	—
RON	1,231,240	EUR	272,791	BNP Paribas	2/28/17	2,727	—
RON	418,000	EUR	92,417	BNP Paribas	2/28/17	1,145	—
RON	1,000,000	EUR	221,263	Deutsche Bank AG	3/2/17	2,534	—
RON	937,625	EUR	208,093	Bank of America, N.A.	3/6/17	1,641	—
RON	154,000	EUR	34,161	Bank of America, N.A.	3/6/17	288	—
RON	1,143,000	EUR	253,521	Deutsche Bank AG	3/7/17	2,165	—
RON	801,000	EUR	177,802	Deutsche Bank AG	3/7/17	1,361	—
RON	1,627,000	EUR	360,714	BNP Paribas	3/8/17	3,252	—
BRL	2,826,000	USD	733,454	Standard Chartered Bank	4/5/17	77,920	—
USD	714,539	BRL	2,826,000	Bank of America, N.A.	4/5/17	—	(96,837)

						$1,188,608	$(750,250)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	LKR 200,000	Total Return on Sri Lanka Government Bond, 8.00% due 11/15/18	3-month USD- LIBOR-BBA + 100 bp on $1,453,053 (Notional Amount) plus Notional Amount at termination date	11/17/18	$(143,528)

					$(143,528)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MNT	-	Mongolian Tugrik

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

USD	-	United States Dollar

VND	-	Vietnamese Dong

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency	USD	EUR	USD
Outstanding, beginning of period	1,025	—	18,901
Options written	2,818	834	67,870
Options terminated in closing purchase transactions	(1,025)	—	(18,901)
Options exercised	(1,900)	—	(6,650)

Outstanding, end of period	918	834	61,220

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$20,052	$—
Written options	—	(20,052)
Forward foreign currency exchange contracts	1,188,608	(750,250)
Swap contracts	—	(143,528)

Total	$1,208,660	$(913,830)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,345,098

Gross unrealized appreciation	$654,087
Gross unrealized depreciation	(1,422,591)

Net unrealized depreciation	$(768,504)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$24,065,001	$—	$24,065,001
Currency Options Purchased	—	20,052	—	20,052
Short-Term Investments —
Foreign Government Securities	—	8,740,617	—	8,740,617
U.S. Treasury Obligations	—	10,496,656	—	10,496,656
Other	—	2,254,268	—	2,254,268
Total Investments	$—	$45,576,594	$—	$45,576,594
Forward Foreign Currency Exchange Contracts	$—	$1,188,608	$—	$1,188,608
Total	$—	$46,765,202	$—	$46,765,202

Liability Description
Currency Options Written	$—	$(20,052)	$—	$(20,052)
Forward Foreign Currency Exchange Contracts	—	(750,250)	—	(750,250)
Swap Contracts	—	(143,528)	—	(143,528)
Total	$—	$(913,830)	$—	$(913,830)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016